NOTES PAYABLE AND RECEIVABLE (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 25, 2015	Jun. 25, 2015	Jan. 29, 2015	Dec. 08, 2014	Nov. 14, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 03, 2015	Mar. 31, 2015	Mar. 04, 2015	Jan. 12, 2015
Amortization of deferred debt discount						$ 67,797		$ 833,035		$ 156,250	$ 102,500
Extinguishment loss						(1,544,044)		(1,544,044)
Interest expense						(7,183)		(8,499)		348,975	$ 383,981
Warrants exercise price													$ 6.40
Amortization of deferred financing costs						$ 32,857		$ 144,903		17,458
Loans receivable, net										$ 467,095
567,000 Convertible Notes Payable [Member] | January 20, 2015 and January 23, 2015 [Member]
Accredited investors providing for sale								$ 567,000
Debt discount amount						$ 54,623		$ 54,623
Debt instrument accrued interest rate								0.10%
Notes due and payable								January 20, 2016 and January 23, 2016.
567,000 Convertible Notes Payable [Member] | July 31, 2015 and August 5, 2015 [Member]
Amortization of deferred debt discount						8,050		$ 28,859
Repayment of debt								567,000
Notes payable interest						29,853		29,853
Extinguishment loss								25,764
Interest expense						24,535		5,318
$350,000 Convertible Notes Payable [Member]
Debt instrument accrued interest rate			12.00%
Convertible promissory note			$ 350,000
Notes maturity date			Mar. 04, 2015
Sale of common stock			$ 350,000
$350,000 Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Notes payable interest														$ 4,029
Convertible promissory note														$ 350,000
1,000,000 Notes Payable Related to a Party [Member]
Debt instrument accrued interest rate				12.00%
Notes payable interest												$ 80,548
Interest expense						10,215		60,285
Notes payable of related party				$ 3,000,000
Notes maturity date				Mar. 31, 2016
1,250,000 Senior Convertible Notes Payable to Related Parties [Member]
Amortization of deferred debt discount						104,167		729,167
Debt instrument accrued interest rate					7.00%
Interest expense						195,391		230,891
Convertible promissory note					$ 1,250,000
Notes maturity date					Nov. 14, 2015
Issuance of warrant to purchases of common stock, shares					227,273
Convertible into the common stock lower price per share					$ 0.001
Warrants exercise price					$ 10.00
Amortization of deferred financing costs						11,638		81,473
1,250,000 Senior Convertible Notes Payable to Related Parties [Member] | July 31, 2015 and August 3, 2015 [Member]
Notes payable interest					$ 62,549
Extinguishment loss					592,820
Convertible promissory note					$ 1,250,000
Notes maturity date					Nov. 30, 2015
467,095 Notes Receivable [Member]
Debt principal amount															$ 500,000
Loans receivable, net															$ 50,000
Convertible Debt Securities [Member]
Amortization of deferred debt discount		$ 87,500				41,393		55,467
Debt instrument accrued interest rate		10.00%
Interest expense						455,255		459,144
Convertible promissory note	$ 1,750,000	$ 1,750,000
Notes maturity date		Dec. 22, 2015
Convertible into the common stock lower price per share	$ 2.50	$ 2.50
Amortization of deferred financing costs						$ 21,222		$ 63,433
Sale of common stock		$ 1,662,500
Percentage of discount		5.00%
Legal fees		$ 1,466,250
Fair value of embedded conversion features	$ 248,359	$ 248,359
Percentage of cash for additional premium								0.25%
Common stock price per share	$ 2.50	$ 2.50
Percentage of additional amounts of principal and interest outstanding	1.30%	1.30%
Convertible Debt Securities [Member] | Chardan Capital Management, LLC [Member]
Debt instrument accrued interest rate		0.10%
Convertible promissory note	$ 196,250	$ 196,250
Warrants exercise price	$ 2.50	$ 2.50
Amortization of deferred financing costs		$ 87,779
Number of warrants issued		70,000
Warrants exercisable term		5 years
Convertible Debt Securities [Member] | July 31, 2015 and August 4, 2015 [Member]
Notes payable interest	$ 459,144	$ 459,144
Extinguishment loss	$ 923,275